Segment Disclosures (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of segment revenues and segment profit (loss)
Total revenues	$ 7,320		$ 7,714		$ 6,459
Segment profit (loss)	1,812		2,035		1,666
Less equity earnings (losses)	111		142		109
General corporate expenses	(184)		(118)		(130)
Operating income	1,517		1,775		1,427
Other financial information:
Additions to long-lived assets	5,569		1,283		914
Depreciation and amortization	714		621		578
Total assets and investments by reporting segment
Total assets	19,709		14,672
Investments	1,800		1,383
Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	2,709		2,517		2,346
Segment revenues, Internal	0		0		0
Total revenues	2,709		2,517		2,346
Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	4,611		5,197		4,113
Segment revenues, Internal	0		0		0
Total revenues	4,611		5,197		4,113
Northeast G&P [Member]
Reconciliation of segment revenues and segment profit (loss)
Total revenues	170		49		2
Segment profit (loss)	(37)		23		0
Less equity earnings (losses)	(23)		(1)		4
Operating income	(14)		24		(4)
Other financial information:
Additions to long-lived assets	3,909	[1]	204		172
Depreciation and amortization	76		5		0
Total assets and investments by reporting segment
Total assets	4,745	[1]	669
Investments	511		291
Northeast G&P [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	168		49		2
Segment revenues, Internal	0		0		0
Total revenues	168		49		2
Northeast G&P [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	2		0		0
Segment revenues, Internal	0		0		0
Total revenues	2		0		0
Atlantic-Gulf [Member]
Reconciliation of segment revenues and segment profit (loss)
Total revenues	2,455		2,469		2,222
Segment profit (loss)	574		585		560
Less equity earnings (losses)	92		90		73
Operating income	482		495		487
Other financial information:
Additions to long-lived assets	1,002		650		442
Depreciation and amortization	381		365		345
Total assets and investments by reporting segment
Total assets	8,734		7,992
Investments	774		615
Atlantic-Gulf [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	1,371		1,332		1,259
Segment revenues, Internal	12		0		0
Total revenues	1,383		1,332		1,259
Atlantic-Gulf [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	709		606		586
Segment revenues, Internal	363		531		377
Total revenues	1,072		1,137		963
West [Member]
Reconciliation of segment revenues and segment profit (loss)
Total revenues	2,201		2,690		2,288
Segment profit (loss)	980		1,181		934
Less equity earnings (losses)	0		0		0
Operating income	980		1,181		934
Other financial information:
Additions to long-lived assets	360		301		262
Depreciation and amortization	234		236		219
Total assets and investments by reporting segment
Total assets	4,688		4,649
Investments	0		0
West [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	1,067		1,053		1,015
Segment revenues, Internal	5		4		4
Total revenues	1,072		1,057		1,019
West [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	40		11		51
Segment revenues, Internal	1,089		1,622		1,218
Total revenues	1,129		1,633		1,269
NGL & Petchem Services [Member]
Reconciliation of segment revenues and segment profit (loss)
Total revenues	4,221		4,719		3,551
Segment profit (loss)	295		246		172
Less equity earnings (losses)	42		53		32
Operating income	253		193		140
Other financial information:
Additions to long-lived assets	282		103		27
Depreciation and amortization	23		15		14
Total assets and investments by reporting segment
Total assets	1,500		1,229
Investments	515		477
NGL & Petchem Services [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	103		83		70
Segment revenues, Internal	0		0		0
Total revenues	103		83		70
NGL & Petchem Services [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	3,860		4,580		3,476
Segment revenues, Internal	258		56		5
Total revenues	4,118		4,636		3,481
Other corporate assets [Member]
Other financial information:
Additions to long-lived assets	16		25		11
Total assets and investments by reporting segment
Total assets	409		461
Investments	0		0
Eliminations [Member]
Reconciliation of segment revenues and segment profit (loss)
Total revenues	(1,727)		(2,213)		(1,604)
Segment profit (loss)	0		0		0
Less equity earnings (losses)	0		0		0
Operating income	0		0		0
Other financial information:
Depreciation and amortization	0		0		0
Total assets and investments by reporting segment
Total assets	(367)	[2]	(328)	[2]
Investments	0		0
Eliminations [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	0		0		0
Segment revenues, Internal	(17)		(4)		(4)
Total revenues	(17)		(4)		(4)
Eliminations [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Segment revenues, External	0		0		0
Segment revenues, Internal	(1,710)		(2,209)		(1,600)
Total revenues	(1,710)		(2,209)		(1,600)
Operating segments [Member]
Reconciliation of segment revenues and segment profit (loss)
Operating income	$ 1,701		$ 1,893		$ 1,557

[1]	2012 increased primarily due to the Caiman and Laser Acquisitions. (See Note 2.)
[2]	Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.